Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following:
	December 31, 2022	December 31, 2021
Computer equipment	$1,038	$588
Furniture and fixtures	326	346
Leasehold improvements	2,641	2,641
	4,005	3,575
Less: Accumulated depreciation	(1,984)	(1,201)
	$2,021	$2,374